Borrowing facilities (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about borrowings [abstract]
Schedule of undrawn committed borrowing facilities

	2026	2025
	£m	£m
Undrawn committed borrowing facilities expiring:
Less than 1 year	—	—
In 1 to 2 years	5,408	—
In 2 to 3 years	604	5,982
In 3 to 4 years	1,745	105
In 4 to 5 years	—	1,745
More than 5 years	250	—
	8,007	7,832